     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 19, 2003

                                            1933 ACT REGISTRATION NO. 333-104719
                                             1940 ACT REGISTRATION NO. 811-09241
                                                              CIK NO. 0001080299
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT S
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (260) 455-2000

          Elizabeth Frederick, Esquire                            COPY TO:
   The Lincoln National Life Insurance Company         Lawrence A. Samplatsky, Esquire
            1300 South Clinton Street                The Lincoln National Life Insurance
                  P.O. Box 1110                                    Company
            Ft. Wayne, Indiana 46802                          350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)               Hartford, CT 06103-1106

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2002 was filed March 26, 2003.

    It is proposed that this filing will become effective (check appropriate box)


  X     immediately upon filing pursuant to paragraph (b)
------
        on May 1, 2003 pursuant to paragraph (b)
------
        60 days after filing pursuant to paragraph (a)(1)
------
        on 8/15/03 pursuant to paragraph (a) (1) of Rule 485.
------
        This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
------

                  The prospectus and Statement of Additional Information for Post-Effective Amendment No. 2 are incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-6 filed on June 19, 2003 and supplemented on July 2, 2003 (File No. 333-104719).

                                   SUPPLEMENT

       SUPPLEMENT DATED SEPTEMBER 19, 2003 TO PROSPECTUS DATED JULY 2, 2003

              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
                     PRODUCTS: LINCOLN CORPORATE VARIABLE 4

              ISSUED BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

If your financial advisor is a member of M Financial Group:

This supplement provides information about four additional funds offered under your policy.

A separate funds prospectus supplement for these four funds has also been prepared, and should be presented to you along with this product prospectus supplement.

Except as amended by this supplement, all information in your product prospectus applies.


The funds and their investment advisers/sub-advisers and objectives are listed below.

M FUNDS, INC., advised by M Financial Investment Advisers, Inc. (MFIA)

BRANDES INTERNATIONAL EQUITY FUND: Sub-advised by Brandes Investment Partners, L.P. Seeks to provide long-term capital appreciation through investing mainly in equity securities of foreign issuers, including common stocks, preferred stocks and securities that are convertible into common stocks.

BUSINESS OPPORTUNITY VALUE FUND: Sub-advised by Iridian Asset Management LLC. Seeks to provide long-term capital appreciation through investing primarily in equity securities of U.S. issuers in the large-to-medium-capitalization segments of the U.S. stock market.

FRONTIER CAPITAL APPRECIATION FUND: Sub-advised by Frontier Capital Management Company, LLC. Seeks to provide maximum capital appreciation through investing in common stock of U.S. companies of all sizes, with an emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500.

TURNER CORE GROWTH FUND: Sub-advised by Turner Investment Partners, Inc. Seeks to provide long-term capital appreciation through investing mainly in common stocks of U.S. companies that show strong earnings growth potential.

CHARGES AND FEES: This replaces information related to Table III in your product prospectus.

Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may changer at any time.

       TABLE III: TOTAL ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------
             TOTAL ANNUAL OPERATING EXPENSE                         MINIMUM                  MAXIMUM
-------------------------------------------------------------------------------------------------------
Total Management fees, distribution and/or service
(12b-1) fees, and other expenses.                                    0.32%                    1.90%(4)

(4) Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 1.00%. These waivers and reductions generally extend through April 30, 2004 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

                          PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS


     (1)  Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(1)
     (2)  Commission Schedule for Variable Life Policies.(2)
     (3)  (a)       Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial
                    Advisors.(3)
          (b)       Selling Agreement between The Lincoln National Life Insurance Company and other Broker
                    Dealers.(6)
     (4)  (a)       Policy Form LN935(8)
          (b)       Surrender Benefit Enhancement Rider -- LR525(8)
          (c)       Term Insurance Rider -- LR526(8)
          (d)       Enhanced Surrender Value Rider -- LR529(9)
     (5)  (a)       Application Part I -- Form B24(8)
          (b)       Addendum to Application -- Forms B10394 and B10395(1)
          (c)       Application Part II (Corporate Owner) -- Form B25(8)
          (d)       Application Part II (Individual Owner) -- Form B26(8)
     (6)  (a)       Articles of Incorporation of The Lincoln National Life Insurance Company.(4)
          (b)       Bylaws of The Lincoln National Life Insurance Company.(4)
     (7)  Form of Reinsurance Contracts(5)
     (8)  Fund Participation Agreements and amendments thereto between The Lincoln National Life Insurance
          Company and:
          (a)       AIM Variable Insurance Funds(5)
          (b)       Alliance Variable Products Series Fund, Inc.(5)
          (c)       American Century Variable Products Group, Inc.(5)
          (d)       American Funds Insurance Series(5)
          (e)       Baron Capital Funds Trust(5)
          (f)       BT Insurance Funds Trust(5)
          (g)       Delaware Group Premium Fund(5)
          (h)       Fidelity Variable Insurance Products Fund(5)
          (i)       Franklin Templeton Variable Products Series Fund(5)
          (j)       Janus Aspen Series(5)
          (k)       Lincoln Variable Insurance Products Trust(5)
          (l)       M Fund, Inc*
          (m)       MFS Variable Insurance Trust(5)
          (n)       Neuberger & Berman Advisers Management Trust(5)
          (o)       Putnam Variable Trust(5)
     (9)  Services Agreement and amendments thereto between The Lincoln National Life Insurance Company and
          Delaware Service Company, Inc.(7)
    (10)  Not applicable.
    (11)  Opinion and Consent of Robert A. Picarello, Esq.

    (12)  Not Applicable.
    (13)  Not Applicable.
    (14)  Consent of Ernst & Young LLP, Independent Auditors.
    (15)  Not applicable.
    (16)  Not applicable.
    (17)  Not applicable.

Item 28.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Jon A. Boscia **             President and Director
John H. Gotta***             Executive Vice President, Chief Executive Officer of Life Insurance and
                             Retirement Services and Director
Gary W. Parker ***           Senior Vice President
Cynthia A. Rose*             Secretary and Assistant Vice President
Eldon J. Summers*            Second Vice President and Treasurer
Richard C. Vaughan**         Director
Todd R. Stephenson*          Senior Vice President, Chief Financial Officer and Director
Dennis L. Schoff**           Senior Vice President and General Counsel
Christine S. Frederick***    Assistant Vice President and Chief Compliance Officer
See Yeng Quek****            Director, Chief Investment Officer and
                             Chairman of the Investment Committee
Barbara S. Kowalczyk**       Director
Jude T. Driscoll****         Director

------------------------

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

***  Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is One Commerce Square, 2005 Market Street, 39th
     Floor, Philadelphia, PA 19103-3682

Item 29.
                                    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                                              THE DEPOSITOR OR THE REGISTRANT
          Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System.(5)

Item 30.
                                                      INDEMNIFICATION
(a)       Brief description of indemnification provisions:
          In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life)
          provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
          In particular, separate conditions govern indemnification of directors, officers, and employees of
          Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
          Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)       Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in
          Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
          Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.
                                                  PRINCIPAL UNDERWRITERS
(a)       Lincoln Life is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln
          National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln
          Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life
          Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium
          Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable
          Annuity Account N; Lincoln Life Variable Annuity Account Q, Lincoln Life Flexible Premium Variable Life
          Account R; Lincoln Life Variable Annuity Account T, Lincoln Life Variable Annuity Account W, Lincoln
          Life Flexible Premium Variable Life Account Y, Lincoln National Variable Annuity Account 53.
(b)       See Item 28.
(c)       N/A
Item 32.
                                             LOCATION OF ACCOUNTS AND RECORDS
          All accounts, books, and other documents, except accounting records, required to be maintained by
          Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National
          Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia,
          Pennsylvania 19103.
          Andesa, TPA, Inc., Suite 502, 1621 N. Cedar Crest Boulevard, Allentown, Pennsylvania, will act as a
          Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the
          Company.

Item 33.
                                                    MANAGEMENT SERVICES
          Not Applicable.
Item 34.
                                                    FEE REPRESENTATION
          Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

------------------------
 *   To be filed by amendment.
(1) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-72875) filed on February 24, 1999.
(2) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-72875) filed on May 1, 2000.
(3) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-50817) filed on April 23, 1999.
(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
(5) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84360) filed on April 23, 2003.
(6) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-72875) filed on October 22, 1999.
(7) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-43373) filed on April 4, 2002.
(8) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-104719) filed on April 24, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-104719) filed on July 17, 2003.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, has caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-104719; 811-09241) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 19th day of September, 2003.

                                          LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
                                          LIFE ACCOUNT S
                                          (REGISTRANT)

                                          By          /s/ GARY W. PARKER

                                            ------------------------------------
                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT
                                            THE LINCOLN NATIONAL LIFE INSURANCE
                                                         COMPANY

                                          THE LINCOLN NATIONAL LIFE INSURANCE
                                          COMPANY
                                          (DEPOSITOR)

                                          By          /s/ GARY W. PARKER

                                            ------------------------------------
                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-104719; 811-09241) has been signed below on September 19, 2003 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

                    SIGNATURE                                 TITLE
                    ---------                                 -----
                /s/ JON A. BOSCIA*                  President and Director
   -------------------------------------------      (Principal Executive
                  Jon A. Boscia                     Officer)

                /s/ JOHN H. GOTTA*                  Executive Vice President,
   -------------------------------------------      Chief Executive
                  John H. Gotta                     Officer of Life
                                                    Insurance and Retirement
                                                    Services and Director

              /s/ TODD R. STEPHENSON*               Senior Vice President,
   -------------------------------------------      Chief Financial Officer
                 Todd R. Stephenson                 and Director
                                                    (Principal Financial
                                                    Officer)

                /s/ SEE YENG QUEK*                  Director, Chief
   -------------------------------------------      Investment Officer and
                  See Yeng Quek                     Chairman of the
                                                    Investment Committee

              /s/ JUDE T. DRISCOLL*                 Director
   -------------------------------------------
                 Jude T. Driscoll

             /s/ RICHARD C. VAUGHAN*                Director
   -------------------------------------------
                Richard C. Vaughan

            /s/ BARBARA S. KOWALCZYK*               Director
   -------------------------------------------
               Barbara S. Kowalczyk

* By     /s/ GARY W. PARKER
--------------------------------------------------

     Gary W. Parker, pursuant to a Power of Attorney filed with this Post-Effective Amendment No. 2 to the Registration Statement

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated:   July 25, 2003.


Signature                                 Title
---------                                 ------
/s/ Jon A. Boscia

------------------------------
Jon A. Boscia                             President and Director
                                          (Principal Executive Officer)

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated:   July 25, 2003.


Signature                                 Title
---------                                 ------

/s/ John H. Gotta

------------------------------
John H. Gotta                             Executive Vice President, Chief
                                          Executive Officer of Life Insurance
                                          and Retirement Services and Director

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated:   July 30, 2003.


Signature                                 Title
---------                                 ------

/s/ Todd R. Stephenson

------------------------------
Todd R. Stephenson                        Senior Vice President, Chief Financial
                                          Officer And Director
                                          (Principal Financial  Officer)




STATE OF INDIANA )
                           ) SS.

COUNTY OF ALLEN )                         Subscribed and sworn to before me this
                                          ___30th______ day of  July, 2003

                                          /s/ Pamela P. Stroik

                                          --------------------------------
                                          Notary Public



                                          Commission Expires: 11/20/2008
                                                             ------------

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated:   July 31, 2003.


Signature                                 Title
---------                                 ------

/s/ See Yeng Quek

------------------------------
See Yeng Quek                             Director, Chief Investment Officer and
                                          Chairman of the Investment Committee

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated:   July 31, 2003.


Signature                                 Title
---------                                 ------

/s/ Jude T. Driscoll

------------------------------
Jude T. Driscoll                          Director

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated:   July 25, 2003.


Signature                                 Title
---------                                 ------

/s/ Richard C. Vaughan

------------------------------
Richard C. Vaughan                        Director

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated:   July 30, 2003.


Signature                                 Title
---------                                 ------

Barbara S. Kowalczyk

------------------------------
Barbara S. Kowalczyk                      Director